Earnings Per Share (Basic and Diluted) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share

For the year ended December 31,		2022		2021
	Earnings (1)	Shares (000’s)	EPS	Earnings	Shares (000’s)	EPS
Net (loss) earnings	$(341,748)			$97,428
Basic (loss) earnings per share	$(341,748)	210,521	$(1.62)	$97,428	210,298	$0.46
Effect of dilutive securities:
Stock options	—	—		—	137
Diluted (loss) earnings per share	$(341,748)	210,521	$(1.62)	$97,428	210,435	$0.46
(1)Net earnings attributable to equity holders of the Company.
The following securities were excluded in the computation of diluted earnings per share because they were anti-dilutive but they have the potential to dilute basic earnings per share in the future:

	2022	2021
Potential dilutive securities:
Share options	376,967	65,044
Potential shares from CVR conversion (1)	15,600,034	15,600,034
	15,977,001	15,665,078
(1) There were 313,883,990 CVRs outstanding at December 31, 2022 (2021 - 313,883,990)